Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	666,627,659.17	31,079
Yield Supplement Overcollateralization Amount 07/31/25	44,449,028.88	0
Receivables Balance 07/31/25	711,076,688.05	31,079
Principal Payments	29,001,303.47	1,345
Defaulted Receivables	1,347,521.41	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	41,932,695.25	0
Pool Balance at 08/31/25	638,795,167.92	29,687

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.99%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,605,443.60	410
Past Due 61-90 days	3,648,832.89	122
Past Due 91-120 days	847,028.34	28
Past Due 121+ days	0.00	0
Total	15,101,304.83	560

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	973,477.19
Aggregate Net Losses/(Gains) - August 2025	374,044.22
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.63%
Prior Net Losses/(Gains) Ratio	0.87%
Second Prior Net Losses/(Gains) Ratio	0.17%
Third Prior Net Losses/(Gains) Ratio	0.89%
Four Month Average	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.42%
Weighted Average Contract Rate, Yield Adjusted	10.91%
Weighted Average Remaining Term	49.11

Flow of Funds	$ Amount
Collections	34,326,079.39
Investment Earnings on Cash Accounts	20,086.49
Servicing Fee	(592,563.91)
Transfer to Collection Account	-
Available Funds	33,753,601.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,647,868.66
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	3,170,697.49
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,023,029.56

Total Distributions of Available Funds	33,753,601.97

Servicing Fee	592,563.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	660,465,865.41
Principal Paid	27,832,491.25
Note Balance @ 09/15/25	632,633,374.16

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	40,450,812.31
Principal Paid	12,990,661.03
Note Balance @ 09/15/25	27,460,151.28
Note Factor @ 09/15/25	13.7300756%

Class A-2b
Note Balance @ 08/15/25	46,215,053.10
Principal Paid	14,841,830.22
Note Balance @ 09/15/25	31,373,222.88
Note Factor @ 09/15/25	13.7300757%

Class A-3
Note Balance @ 08/15/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	428,500,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-4
Note Balance @ 08/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	89,800,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	37,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	18,500,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,898,081.16
Total Principal Paid	27,832,491.25
Total Paid	30,730,572.41

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	184,725.38
Principal Paid	12,990,661.03
Total Paid to A-2a Holders	13,175,386.41

Class A-2b
SOFR Rate	4.34270%
Coupon	4.77270%
Interest Paid	189,935.78
Principal Paid	14,841,830.22
Total Paid to A-2b Holders	15,031,766.00

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3517659
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.5858080
Total Distribution Amount	24.9375739

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.9236269
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	64.9533052
Total A-2a Distribution Amount	65.8769321

A-2b Interest Distribution Amount	0.8312288
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	64.9533051
Total A-2b Distribution Amount	65.7845339

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	113.92
Noteholders' Third Priority Principal Distributable Amount	664.69
Noteholders' Principal Distributable Amount	221.39

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	3,080,896.88
Investment Earnings	11,159.97
Investment Earnings Paid	(11,159.97)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88